Combined Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 18,326	[1]	$ 0	[1]
Receivables
Trade	542	[1]	233	[1]
Affiliate	11,312	[1]	3,738	[1]
Prepayments and other current assets	637	[1]	0	[1]
Total Current Assets	30,817	[1]	3,971	[1]
NET PROPERTY, PLANT AND EQUIPMENT	174,089	[1]	165,569	[1]
OTHER NONCURRENT ASSETS	3,072	[1]	116	[1]
Total Assets	207,978	[1]	169,656	[1]
Accounts payable
Trade	6,480	[1]	2,167	[1]
Affiliate	2,815	[1]	356	[1]
Deferred revenue - affiliate	1,775	[1]	0	[1]
Accrued liabilities	2,244	[1]	4,850	[1]
Total Current Liabilities	13,314	[1]	7,373	[1]
OTHER NONCURRENT LIABILITIES	2,665	[1]	4,855	[1]
DEBT	50,000	[1]	0	[1]
COMMITMENTS AND CONTINGENCIES (Note M)		[1]		[1]
EQUITY
Equity of Predecessors	33,029	[1]	157,428	[1]
Common unitholders - public (14,950,000 units issued and outstanding)	309,731	[1]	0	[1]
Common unitholders - Tesoro (304,890 units issued and outstanding)	(59,301)	[1]	0	[1]
Subordinated unitholders - Tesoro (15,254,890 units issued and outstanding)	(143,048)	[1]	0	[1]
General partner - Tesoro (622,649 units issued and outstanding)	1,588	[1]	0	[1]
Total Equity	141,999	[1]	157,428	[1]
Total Liabilities and Equity	$ 207,978	[1]	$ 169,656	[1]

[1]	Adjusted to include the historical results of the Martinez Crude Oil Marine Terminal. See Notes A and C for further discussion.